Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting, Measurement Disclosures [Abstract]
Segment Information
SEGMENT INFORMATION
The Company operates and reports its results in four separate business segments consisting of the Life Sciences, Diagnostics, Dental and Environmental & Applied Solutions segments. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Operating profit represents total revenues less operating expenses, excluding nonoperating income and expense, interest and income taxes. Intersegment amounts are not significant and are eliminated to arrive at consolidated totals. There has been no material change in total assets or liabilities by segment since December 31, 2016.
Segment results are shown below ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Sales:
Life Sciences	$1,308.1	$1,258.1
Diagnostics	1,327.3	1,136.2
Dental	655.5	655.9
Environmental & Applied Solutions	914.8	873.9
Total	$4,205.7	$3,924.1

Operating Profit:
Life Sciences	$211.6	$177.2
Diagnostics	154.6	180.2
Dental	89.4	95.1
Environmental & Applied Solutions	208.0	198.4
Other	(39.7)	(37.8)
Total	$623.9	$613.1

SEGMENT INFORMATION
Before the Separation, the Company operated and reported its results in five separate business segments consisting of the Test & Measurement, Environmental, Life Sciences & Diagnostics, Dental and Industrial Technologies segments. The Company reevaluated its business segments after the Separation, and the Company now operates and reports its results in four separate business segments consisting of the Life Sciences, Diagnostics, Dental and Environmental & Applied Solutions segments. When determining the reportable segments, the Company aggregated operating segments based on their similar economic and operating characteristics. Operating profit represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Inter-segment amounts are not significant and are eliminated to arrive at consolidated totals.
Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2016	2015	2014
Sales:
Life Sciences	$5,365.9	$3,314.6	$2,511.5
Diagnostics	5,038.3	4,832.5	4,618.8
Dental	2,785.4	2,736.8	2,193.1
Environmental & Applied Solutions	3,692.8	3,549.8	3,543.5
Total	$16,882.4	$14,433.7	$12,866.9

Operating profit:
Life Sciences	$818.9	$329.2	$368.5
Diagnostics	786.4	746.2	725.0
Dental	419.4	370.4	304.4
Environmental & Applied Solutions	870.0	866.6	781.8
Other	(143.8)	(150.2)	(134.7)
Total	$2,750.9	$2,162.2	$2,045.0

Identifiable assets:
Life Sciences	$19,875.9	$19,658.4	$3,962.3
Diagnostics	14,159.6	9,848.2	9,836.5
Dental	5,772.2	5,906.9	6,224.3
Environmental & Applied Solutions	4,172.9	4,223.5	4,147.8
Other	1,314.7	1,309.7	3,615.2
Discontinued operations	—	7,275.5	9,205.6
Total	$45,295.3	$48,222.2	$36,991.7

Depreciation and amortization:
Life Sciences	$426.2	$210.1	$101.1
Diagnostics	481.5	449.7	437.8
Dental	127.2	132.0	85.0
Environmental & Applied Solutions	86.7	82.2	88.6
Other	6.5	6.8	5.6
Total	$1,128.1	$880.8	$718.1

	2016	2015	2014
Capital expenditures, gross:
Life Sciences	$109.7	$62.3	$39.6
Diagnostics	374.3	336.8	351.2
Dental	49.1	53.3	24.4
Environmental & Applied Solutions	51.0	58.4	49.9
Other	5.5	2.1	0.3
Total	$589.6	$512.9	$465.4

Operations in Geographical Areas:

	For the Year Ended December 31
($ in millions)	2016	2015	2014
Sales:
United States	$6,377.4	$5,678.3	$4,821.6
China	1,799.1	1,552.9	1,288.3
Germany	1,084.6	858.4	863.5
Japan	864.7	668.5	584.8
All other (each country individually less than 5% of total sales)	6,756.6	5,675.6	5,308.7
Total	$16,882.4	$14,433.7	$12,866.9

Property, plant and equipment, net:
United States	$1,198.4	$1,189.6	$791.8
Germany	190.8	192.9	159.0
United Kingdom	140.6	165.5	57.3
All other (each country individually less than 5% of total property, plant and equipment, net)	824.2	754.7	657.7
Total	$2,354.0	$2,302.7	$1,665.8

Sales by Major Product Group:

	For the Year Ended December 31
($ in millions)	2016	2015	2014
Analytical and physical instrumentation	$2,088.9	$2,014.4	$1,967.7
Research and medical products	10,366.7	8,110.9	7,094.9
Dental products	2,785.4	2,736.8	2,193.1
Product identification	1,641.4	1,571.6	1,611.2
Total	$16,882.4	$14,433.7	$12,866.9